Securities, 424I - Securities, 424I: 1	Dec. 29, 2025 USD ($)
Securities, 424I Table
Fee Previously Paid	true
Security Class Title	Common Stock, par value $0.001 per share, underlying warrants with an exercise price of $1.37 per share
Fee Rate	0.00014%
Amount of Registration Fee	$ 187.46